Income Taxes - Reconciliation of the expected income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Profit before income taxes	$ 54,867	$ 77,335	$ 44,393
Income tax expense calculated at the statutory rate	20.00%	20.00%	20.00%
Tax on undistributed earnings	3.10%	4.70%	4.40%
Tax benefit resulting from setting aside legal reserve from prior year's income	(0.80%)	(0.30%)	(2.90%)
Increase in tax credits	(8.70%)	(11.20%)	(22.20%)
Effect of change of unrecognized deductible temporary differences and tax losses carryforwards	2.70%	5.50%	9.30%
Net of non-taxable income and non-deductible expense	2.20%	(19.30%)	(16.00%)
Changes in unrecognized tax benefits	(2.50%)	(4.00%)	(3.10%)
Foreign tax rate differential	1.70%	2.80%	1.70%
Variance from audits, amendments and examinations of prior years' income tax positions	(0.20%)	(0.90%)	(3.00%)
Others	0.00%	(0.40%)	0.50%
Total average effective tax rate	17.50%	(3.10%)	(11.30%)
Income tax expense calculated at the statutory rate	$ 10,973	$ 15,467	$ 8,879
Tax on undistributed earnings	1,720	3,602	1,931
Tax benefit resulting from setting aside legal reserve from prior year's income	(440)	(245)	(1,267)
Increase in tax credits	(4,749)	(8,627)	(9,864)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	1,467	4,237	4,127
Net of non-taxable income and non-deductible expense	1,206	(14,910)	(7,090)
Changes in unrecognized tax benefits related to prior year tax positions	(1,378)	(3,127)	(1,380)
Foreign tax rate differential	942	2,177	752
Variance from audits, amendments and examinations of prior years' income tax filings	(110)	(697)	(1,347)
Others	(39)	(312)	231
Income tax benefit	$ 9,592	$ (2,435)	$ (5,028)